Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Goodwill

end of	2011				2010

	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group	Private Banking	Investment Banking	Asset Manage- ment	Credit Suisse Group

Gross amount of goodwill (CHF million)

Balance at beginning of period	749	6,429	1,489	8,667	789	6,925	1,635	9,349

Foreign currency translation impact	(8)	16	(4)	4	(40)	(496)	(145)	(681)

Other	2	0	0	2	0	0	(1)	(1)

Balance at end of period	743	6,445	1,485	8,673	749	6,429	1,489	8,667

Accumulated impairment (CHF million)

Balance at beginning of period	0	82	0	82	0	82	0	82

Balance at end of period	0	82	0	82	0	82	0	82

Net book value (CHF million)

Net book value	743	6,363	1,485	8,591	749	6,347	1,489	8,585

Other intangible assets

	2011			2010

end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount

Other intangible assets (CHF million)

Tradenames/trademarks	26	(21)	5	26	(21)	5

Client relationships	369	(193)	176	377	(168)	209

Other	7	(1)	6	0	0	0

Total amortizing other intangible assets	402	(215)	187	403	(189)	214

Non-amortizing other intangible assets	101	–	101	98	–	98

of which mortgage servicing rights, at fair value	70	–	70	66	–	66

Total other intangible assets	503	(215)	288	501	(189)	312

Additional information

in	2011	2010	2009

Aggregate amortization and impairment (CHF million)

Aggregate amortization	30	34	42

Impairment	0	1	7

Estimated amortization

Estimated amortization (CHF million)

2012	27

2013	24

2014	23

2015	22

2016	18